UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1 – Schedule of Investments

Portfolio of Investments (unaudited)

As of January 31, 2012

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS - 125.0%
AUSTRALIA - 47.5%
		ALE Finance Co. Pty Ltd.,
AUD	6,600	6.80%, 5/20/16(a)(b)	$6,929,324
		AMP Group Finance Services Ltd.,
AUD	1,800	7.00%, 3/02/15	1,993,193
		APT Pipelines Ltd.,
AUD	2,500	7.75%, 7/22/20	2,806,153
		Australia & New Zealand Banking Group Ltd.,
AUD	5,300	6.75%, 11/10/14	5,856,373
		Australia Government Bond,
AUD	99,900	4.50%, 10/21/14	109,690,291
		Australia Government Bond,
AUD	62,100	4.75%, 11/15/12	66,504,022
		Australia Government Bond,
AUD	54,000	5.50%, 1/21/18	63,598,611
		Australia Government Bond,
AUD	16,850	5.50%, 4/21/23	20,398,960
		Australia Government Bond,
AUD	74,600	5.75%, 7/15/22	92,086,367
		Australia Government Bond,
AUD	43,200	6.50%, 5/15/13	47,708,819
		Australian Prime Property Fund Retail,
AUD	4,000	8.25%, 7/30/12	4,293,440
		CFS Retail Property Trust,
AUD	4,000	6.25%, 12/22/14	4,348,434
		CFS Retail Property Trust,
AUD	4,300	7.25%, 5/02/16	4,829,916
		GPT RE Ltd.,
AUD	3,500	6.50%, 8/22/13	3,769,542
		JPMorgan Chase & Co.,
AUD	6,300	7.00%, 6/21/12	6,727,723
		Macquarie Bank Ltd.,
AUD	4,000	4.9483%, 5/31/12(a)(b)	4,203,879
		Macquarie Bank Ltd.,
AUD	6,200	6.50%, 5/31/12(a)(b)	6,562,352
		National Australia Bank Ltd.,
AUD	15,500	6.25%, 4/01/13	16,739,434
		National Australia Bank Ltd.,
AUD	6,600	6.75%, 9/16/14	7,277,987
		National Capital Trust III,
AUD	2,900	5.3633%, 9/30/16(a)(b)(c)	2,687,287
		National Wealth Management Holdings Ltd.,
AUD	2,500	6.75%, 6/16/16(a)(b)	2,566,061
		New Zealand Milk Australia Pty Ltd.,
AUD	4,800	6.25%, 7/11/16	5,338,384
		Progress Trust,
AUD	3,992	4.71%, 8/25/36(a)(d)	4,148,394
		Puma Finance Ltd.,
AUD	2,492	5.0967%, 10/24/35(a)(d)	2,629,244
		QIC Finance Shopping Center Fund Pty Ltd.,
AUD	4,600	6.75%, 7/07/14	5,055,151
		Queensland Treasury Corp.,
AUD	5,950	6.00%, 10/14/15	6,689,131
		Queensland Treasury Corp.,
AUD	27,100	6.00%, 4/21/16	30,028,859
		Queensland Treasury Corp.,
AUD	22,850	6.00%, 2/21/18	25,328,512
		Queensland Treasury Corp.,
AUD	31,190	6.00%, 6/14/21	36,054,611
		Queensland Treasury Corp.,
AUD	27,100	6.25%, 6/14/19	31,580,176
		Queensland Treasury Corp.,
AUD	24,330	6.25%, 2/21/20	27,395,240
		Rabobank Capital Funding Trust V,
AUD	4,000	5.1483%, 12/31/14(a)(b)(c)(d)	3,810,389
		Rabobank Capital Funding Trust VI,
AUD	500	6.415%, 12/31/14(a)(b)(c)(d)	505,977
		Royal Bank of Scotland NV,
AUD	3,000	6.50%, 5/17/13(a)(b)	2,367,660
		Royal Womens Hospital Finance Pty Ltd.,
AUD	4,800	6.20%, 3/26/17(a)	4,961,235
		SPI Australia Assets Pty Ltd.,
AUD	6,000	7.00%, 8/12/15	6,666,037
		St. George Bank Ltd.,
AUD	29,720	10.00%, 5/09/13(a)(b)	33,139,316
		Suncorp Metway Insurance Ltd.,
AUD	5,000	6.75%, 9/23/14(a)(b)	4,981,846
		Suncorp Metway Insurance Ltd.,
AUD	3,000	6.75%, 10/06/16(a)(b)	2,843,364
		Telstra Corp. Ltd.,
AUD	2,000	8.75%, 1/20/20	2,327,266
		The Goldman Sachs Group,
AUD	1,500	6.35%, 4/12/16	1,549,924
		Transurban Finance Co. Pty Ltd.,
AUD	3,000	7.25%, 3/24/14	3,277,441
		Treasury Corp. of Victoria,
AUD	131,500	5.75%, 11/15/16	147,917,780
		Treasury Corp. of Victoria,
AUD	14,250	6.00%, 6/15/20	16,402,334
		Treasury Corp. of Victoria,
AUD	15,350	6.00%, 10/17/22	17,803,412
		Vodafone Group PLC,
AUD	7,000	6.75%, 1/10/13	7,570,074
		Volkswagen Financial Services Australia Pty Ltd.,
AUD	3,500	7.25%, 11/26/12	3,785,780
		Wesfarmers Ltd.,
AUD	8,900	8.25%, 9/11/14	10,125,305
		Westpac Banking Corp.,
AUD	4,000	7.25%, 11/18/16	4,463,941
		Westpac Securitisation Trust,
AUD	3,426	4.73%, 5/21/38(a)(d)	3,548,296
		Woolworths Ltd.,
AUD	3,600	6.75%, 3/22/16	4,026,070

			937,899,317

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2012

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (CONTINUED)
CANADA - 0.1%
		Province of Quebec,
NZD	1,500	6.75%, 11/09/15	$1,359,360

CHINA - 7.3%
		Agile Property Holdings Ltd.,
USD	4,850	10.00%, 11/14/13(b)(d)	4,583,250
		Central China Real Estate Ltd.,
USD	2,500	12.25%, 10/20/13(b)(d)	2,425,500
		China Government Bond,
CNH	32,500	1.40%, 8/18/16(d)	4,947,934
		China Government Bond,
CNH	10,000	1.80%, 12/01/15	1,560,030
		China Government Bond,
CNH	18,000	2.48%, 12/01/20	2,779,185
		China Government Bond,
CNY	10,000	2.80%, 3/24/12	1,585,152
		China Government Bond,
CNY	30,000	2.91%, 10/21/15	4,745,745
		China Government Bond,
CNY	50,000	3.28%, 8/05/20	7,871,340
		China Government Bond,
CNY	102,000	3.41%, 6/24/20	16,217,943
		China Government Bond,
CNY	18,000	3.55%, 10/20/16	2,914,408
		China Government Bond,
CNY	40,000	3.60%, 2/17/16	6,485,332
		China Government Bond,
CNY	50,000	3.64%, 12/02/15	8,113,276
		China Government Bond,
CNY	21,000	3.83%, 1/27/18	3,440,858
		China Oriental Group Co. Ltd.,
USD	7,250	7.00%, 11/17/14(b)(d)	5,872,500
		China Oriental Group Co. Ltd.,
USD	1,750	8.00%, 8/18/15(d)	1,575,000
		China Overseas Finance Cayman Island II Ltd.,
USD	13,700	5.50%, 11/10/20(b)(d)	13,125,682
		Country Garden Holdings Co.,
USD	2,300	11.125%, 2/23/15(b)(d)	2,156,250
		Country Garden Holdings Co.,
USD	2,800	11.125%, 2/23/15(b)(d)	2,626,120
		Country Garden Holdings Co.,
USD	200	11.75%, 9/10/14(b)(d)	200,000
		Country Garden Holdings Co.,
USD	4,100	11.75%, 9/10/14(b)(d)	4,100,000
		ENN Energy Holdings Ltd.,
USD	11,200	6.00%, 5/13/21(b)(d)	10,549,874
		Fufeng Group Ltd.,
USD	15,700	7.625%, 4/13/14(b)(d)	13,384,250
		Longfor Properties Co. Ltd.,
USD	2,300	9.50%, 4/07/14(b)(d)	2,208,000
		Sinochem Offshore Capital Co. Ltd.,
CNH	18,000	1.80%, 1/18/14	2,732,022
		Texhong Textile Group Ltd.,
USD	9,400	7.625%, 1/19/16(d)	7,802,000
		West China Cement Ltd.,
USD	10,000	7.50%, 1/25/14(b)(d)	8,425,000
		Yanlord Land Group Ltd.,
USD	2,650	10.625%, 3/29/15(b)(d)	2,206,125

			144,632,776

FRANCE - 0.1%
		AXA SA,
AUD	2,500	5.76%, 10/26/16(a)(b)(c)	1,894,939

GERMANY - 1.3%
		Deutsche Bank AG,
AUD	2,400	7.50%, 10/19/12	2,585,160
		KfW,
AUD	10,600	6.25%, 2/23/18(e)	11,819,653
		KfW,
AUD	10,500	6.25%, 12/04/19(e)	11,709,262

			26,114,075

HONG KONG - 7.9%
		Fita International Ltd.,
USD	23,900	7.00%, 2/10/20	24,177,240
		Henson Finance Ltd.,
USD	10,450	5.50%, 9/17/19(b)	10,252,986
		Hong Kong Government Bond,
HKD	60,000	1.67%, 3/24/14	7,962,632
		Hong Kong Government Bond,
HKD	60,000	1.69%, 12/22/14	8,037,221
		Hong Kong Government Bond,
HKD	37,500	1.91%, 3/21/16	5,118,356
		Hong Kong Government Bond,
HKD	51,200	3.52%, 12/05/17	7,637,305
		Hongkong Land Finance (Cayman Island) Co. Ltd.,
USD	17,550	4.50%, 10/07/25	17,440,716
		Hutchison Whampoa International Ltd.,
USD	1,600	4.625%, 9/11/15(d)	1,695,546
		Hutchison Whampoa International Ltd.,
USD	1,900	7.45%, 11/24/33(d)	2,495,422
		Hutchison Whampoa International Ltd.,
USD	22,550	7.625%, 4/09/19(d)	27,601,809
		Swire Pacific MTN Financing Ltd.,
USD	11,650	5.50%, 8/19/19	12,656,595
		Swire Pacific MTN Financing Ltd.,
USD	7,100	6.25%, 4/18/18	8,068,994

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2012

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (CONTINUED)
HONG KONG (CONTINUED)
		Wing Hang Bank Ltd.,
USD	24,750	6.00%, 4/20/17(a)(b)(c)	$22,418,698

			155,563,520

INDIA - 5.8%
		Axis Bank Ltd.,
USD	8,750	5.25%, 9/30/15	8,684,191
		Bank of Baroda,
USD	9,550	5.00%, 8/24/16(d)	9,384,546
		ICICI Bank Ltd.,
USD	5,700	4.75%, 11/25/16(b)(d)	5,589,033
		ICICI Bank Ltd.,
USD	1,600	6.375%, 4/30/17(a)(b)(d)	1,440,000
		ICICI Bank Ltd.,
USD	14,100	6.375%, 4/30/17(a)(b)(d)	12,690,000
		India Government Bond,
INR	1,638,700	7.02%, 8/17/16	31,685,919
		India Government Bond,
INR	600,000	7.49%, 4/16/17	11,759,454
		Indian Railway Finance Corp. Ltd.,
USD	6,800	4.406%, 3/30/16	6,740,867
		National Bank for Agriculture and Rural Development,
INR	200,000	9.50%, 10/15/12	4,031,550
		NTPC Ltd.,
USD	6,500	5.625%, 7/14/21(d)	6,491,550
		NTPC Ltd.,
USD	4,950	5.875%, 3/02/16	5,240,847
		Power Finance Corp. Ltd.,
INR	200,000	7.10%, 7/15/12	3,990,656
		Power Finance Corp. Ltd.,
INR	76,000	7.89%, 9/15/12	1,517,602
		Power Finance Corp. Ltd.,
INR	150,000	9.03%, 2/15/13	3,016,898
		Rural Electrification Corp. Ltd.,
INR	67,000	10.90%, 8/14/13	1,377,901

			113,641,014

INDONESIA - 7.3%
		Barclays Indonesia Government Bond Credit Linked Note,
IDR	167,000,000	9.50%, 6/17/15	21,204,728
		Indonesia Government International Bond,
USD	7,400	5.875%, 3/13/20(d)	8,436,000
		Indonesia Government International Bond,
USD	17,000	6.625%, 2/17/37(d)	20,740,000
		Indonesia Government International Bond,
USD	14,100	11.625%, 3/04/19(d)	20,973,750
		Indonesia Treasury Bond,
IDR	41,000,000	9.50%, 7/15/31	6,105,242
		Indonesia Treasury Bond,
IDR	17,000,000	10.50%, 8/15/30	2,710,899
		Indosat Palapa Co. BV,
USD	9,550	7.375%, 7/29/15(b)(d)	10,696,000
		Listrindo Capital BV,
USD	13,700	9.25%, 1/29/13(b)(d)	14,749,694
		Majapahit Holding BV,
USD	2,150	7.875%, 6/29/37(d)	2,649,875
		Majapahit Holding BV,
USD	2,250	8.00%, 8/07/19(d)	2,688,750
		Majapahit Holding BV,
USD	2,500	8.00%, 8/07/19(d)	2,987,500
		Pertamina Persero PT,
USD	8,350	5.25%, 5/23/21(d)	8,725,750
		Perusahaan Penerbit SBSN,
USD	3,900	4.00%, 11/21/18(d)	3,929,250
		Perusahaan Penerbit SBSN,
USD	15,050	8.80%, 4/23/14(d)	16,930,482

			143,527,920

MALAYSIA - 8.3%
		1Malaysia Sukuk Global Bhd,
USD	6,250	3.928%, 6/04/15(d)	6,550,375
		AMBB Capital (L) Ltd.,
USD	11,700	6.77%, 1/27/16(a)(b)(c)	11,073,910
		Malaysia Government Bond,
MYR	76,100	3.21%, 5/31/13	25,127,735
		Malaysia Government Bond,
MYR	22,000	3.702%, 2/25/13	7,295,770
		Malaysia Government Bond,
MYR	29,500	4.012%, 9/15/17	10,035,557
		Malaysia Government Bond,
MYR	15,000	4.16%, 7/15/21	5,173,659
		Malaysia Government Bond,
MYR	82,163	4.262%, 9/15/16	28,197,061
		Malaysia Government Bond,
MYR	15,400	4.392%, 4/15/26	5,386,076
		PETRONAS Capital Ltd.,
USD	7,750	5.25%, 8/12/19 (d)	8,747,487
		PETRONAS Global Sukuk Ltd.,
USD	20,050	4.25%, 8/12/14(d)	21,095,006
		Public Bank Bhd,
USD	4,450	6.84%, 8/22/16(a)(b)	4,498,131
		SBB Capital Corp.,
USD	12,800	6.62%, 11/02/15(a)(b)(c)	12,119,680
		TNB Capital (L) Ltd.,
USD	6,300	5.25%, 5/05/15(d)	6,741,378
		Wakala Global Sukuk Bhd,
USD	12,700	2.991%, 7/06/16(d)	12,853,111

			164,894,936

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2012

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (CONTINUED)
NETHERLANDS - 1.3%
		ING Bank Australia Ltd.,
AUD	1,300	5.75%, 8/28/13	$1,412,399
		ING Bank Australia Ltd.,
AUD	12,400	5.75%, 3/03/15	13,723,686
		ING Bank Australia Ltd.,
AUD	10,000	7.00%, 4/24/12	10,642,723

			25,778,808

NEW ZEALAND - 0.1%
		New Zealand Government Bond,
NZD	2,150	6.00%, 4/15/15	1,948,899

NORWAY - 0.8%
		DnB NOR Boligkreditt,
AUD	5,300	6.25%, 6/08/16	5,753,066
		Kommunalbanken AS,
AUD	3,300	6.00%, 10/21/14	3,664,358
		Kommunalbanken AS,
AUD	4,800	6.50%, 4/12/21	5,566,834

			14,984,258

PHILIPPINES - 8.6%
		Alliance Global Group Inc.,
USD	12,550	6.50%, 8/18/17	12,957,636
		Philippine Government Bond,
PHP	405,544	6.375%, 1/19/22	10,362,089
		Philippine Government Bond,
PHP	600,000	8.00%, 7/19/31	17,286,338
		Philippine Government Bond,
PHP	94,000	8.75%, 5/27/30	2,900,077
		Philippine Government Bond,
PHP	517,000	9.125%, 9/04/16	14,345,186
		Philippine Government International Bond,
USD	7,950	5.00%, 1/13/37	8,168,625
		Philippine Government International Bond,
USD	6,300	6.50%, 1/20/20	7,544,250
		Philippine Government International Bond,
USD	20,250	7.75%, 1/14/31	27,540,000
		Philippine Government International Bond,
USD	4,900	8.875%, 3/17/15	5,886,125
		Philippine Government International Bond,
USD	100	9.375%, 1/18/17(b)	129,000
		Philippine Government International Bond,
USD	15,170	9.875%, 1/15/19	21,086,300
		Philippine Government International Bond,
USD	15,979	10.625%, 3/16/25	25,566,400
		Philippine Long Distance Telephone Co.,
USD	6,100	8.35%, 3/06/17	7,213,250
		Power Sector Assets & Liabilites Management Corp.,
USD	7,400	6.875%, 11/02/16(d)(e)	8,510,000

			169,495,276

REPUBLIC OF SOUTH KOREA - 13.1%
		Busan Bank,
USD	2,620	6.00%, 10/30/12(a)(b)	2,639,060
		Export-Import Bank of Korea,
USD	3,750	4.00%, 1/11/17	3,823,886
		Export-Import Bank of Korea,
USD	4,300	5.00%, 4/11/22	4,419,807
		Hana Bank,
USD	4,400	4.00%, 11/03/16(d)	4,435,614
		Hana Funding Ltd.,
USD	1,950	8.748%, 12/17/12(a)(b)(c)	1,989,716
		Hyundai Capital Services, Inc.,
USD	1,950	4.375%, 7/27/16(d)	1,998,963
		Hyundai Capital Services, Inc.,
USD	18,100	6.00%, 5/05/15(d)	19,362,819
		Korea Expressway Corp.,
USD	12,750	4.50%, 3/23/15(d)	13,272,176
		Korea Expressway Corp.,
USD	1,350	5.125%, 5/20/15(d)	1,429,819
		Korea Finance Corp.,
USD	6,400	3.25%, 9/20/16	6,307,482
		Korea Finance Corp.,
USD	10,350	4.625%, 11/16/21	10,285,778
		Korea Monetary Stabilization Bond,
KRW	20,000,000	3.76%, 6/02/13	17,875,800
		Korea Monetary Stabilization Bond,
KRW	14,000,000	3.99%, 2/01/13	12,528,227
		Korea South-East Power Co. Ltd.,
USD	3,000	3.625%, 1/29/17(d)	3,001,659
		Korea South-East Power Co. Ltd.,
USD	17,570	6.00%, 5/25/16(d)	19,340,002
		Korea Treasury Bond,
KRW	10,000,000	4.00%, 3/10/16	9,080,233
		Korea Treasury Bond,
KRW	8,000,000	4.25%, 6/10/21	7,403,363
		Korea Treasury Bond,
KRW	30,910,000	4.50%, 3/10/15	28,377,188
		Korea Treasury Bond,
KRW	10,200,000	5.25%, 9/10/15	9,620,978
		Korea Treasury Bond,
KRW	5,100,000	5.50%, 9/10/17	4,979,940
		Korea Treasury Bond,
KRW	2,000,000	5.75%, 9/10/18	2,000,036
		Korea Treasury Inflation Linked Bond,
KRW	3,500,000	2.75%, 6/10/20(f)	3,778,226
		National Agricultural Cooperative Federation,
USD	14,500	4.25%, 1/28/16(d)	14,814,026

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2012

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (CONTINUED)
REPUBLIC OF SOUTH KOREA (CONTINUED)
		Republic of Korea,
USD	1,350	5.125%, 12/07/16	$1,503,456
		Republic of Korea,
USD	15,950	7.125%, 4/16/19	20,001,507
		Shinhan Bank,
USD	2,100	4.125%, 10/04/16(d)	2,118,917
		Shinhan Bank,
USD	14,730	5.663%, 3/02/15(a)(b)(d)	14,405,439
		Shinhan Bank,
USD	2,600	6.819%, 9/20/16(a)(b)	2,573,444
		Standard Chartered First Bank Korea Ltd.,
USD	11,300	7.267%, 3/03/14(a)(b)(d)	11,413,000
		Standard Chartered First Bank Korea Ltd.,
USD	3,950	7.267%, 3/03/14(a)(b)(d)	3,989,500

			258,770,061

SINGAPORE - 4.1%
		CapitaMalls Asia Treasury Ltd.,
SGD	2,750	3.95%, 8/24/17	2,245,614
		CMT MTN Pte. Ltd.,
SGD	3,000	2.85%, 9/01/14	2,416,452
		Housing & Development Board,
SGD	2,750	1.55%, 10/26/12	2,199,657
		Oversea-Chinese Banking Corp. Ltd.,
USD	10,850	3.75%, 11/15/17(a)(b)	10,529,350
		Singapore Government Bond,
SGD	8,150	2.375%, 4/01/17	7,061,580
		Singapore Government Bond,
SGD	10,000	2.875%, 7/01/15	8,611,520
		Singapore Government Bond,
SGD	3,500	3.00%, 9/01/24	3,084,875
		Singapore Government Bond,
SGD	7,430	3.125%, 9/01/22	6,668,612
		Singapore Government Bond,
SGD	7,100	3.25%, 9/01/20	6,451,593
		STATS ChipPAC Ltd.,
USD	8,000	7.50%, 8/12/13(b)(d)	8,560,000
		Temasek Financial (I) Ltd.,
SGD	6,250	3.265%, 2/19/20(b)	5,413,856
		Temasek Financial (I) Ltd.,
USD	16,100	4.30%, 10/25/19(d)	17,470,979

			80,714,088

SPAIN - 0.3%
		Instituto de Credito Oficial,
AUD	5,800	5.50%, 10/11/12(e)	5,987,498

SRI LANKA - 0.4%
		Sri Lanka Government International Bond,
USD	4,250	6.25%, 10/04/20(d)	4,239,375
		Sri Lanka Government International Bond,
USD	3,400	6.25%, 7/27/21(d)	3,352,023
		Sri Lanka Government International Bond,
USD	1,050	7.40%, 1/22/15(d)	1,110,375

			8,701,773

SUPRANATIONAL - 4.4%
		Asian Development Bank,
AUD	13,800	5.50%, 2/15/16	15,331,005
		Asian Development Bank,
AUD	16,800	6.25%, 3/05/20	19,595,036
		European Investment Bank,
AUD	13,000	6.125%, 1/23/17	14,063,954
		Inter-American Development Bank,
AUD	11,200	6.50%, 8/20/19	13,170,633
		International Bank for Reconstruction & Development,
AUD	8,900	5.75%, 10/21/19	10,075,284
		International Bank for Reconstruction & Development,
AUD	10,300	6.00%, 11/09/16	11,683,933
		International Finance Corp.,
AUD	2,600	5.75%, 7/28/20	2,932,808

			86,852,653

THAILAND - 5.3%
		Bangkok Bank PCL,
USD	4,800	4.80%, 10/18/20(b)(d)	4,866,552
		Bangkok Bank PCL,
USD	12,700	9.025%, 3/15/29(d)	14,922,500
		Bank of Thailand,
THB	240,000	2.35%, 10/21/12	7,722,234
		Bank of Thailand,
THB	124,474	3.33%, 5/12/14	4,046,663
		Bank of Thailand,
THB	500,000	3.42%, 8/18/13	16,250,994
		Kasikornbank PCL,
USD	5,300	8.25%, 8/21/16(d)	5,718,398
		PTTEP Australia International Finance Pty Ltd.,
USD	5,450	4.152%, 7/19/15(d)	5,645,671
		PTTEP Canada International Finance Ltd.,
USD	8,850	5.692%, 4/05/21(d)	9,433,746
		Thailand Government Bond,
THB	157,000	2.80%, 10/10/17	4,981,279
		Thailand Government Bond,
THB	342,000	3.625%, 5/22/15	11,249,052
		Thailand Government Bond,
THB	233,000	3.875%, 6/13/19	7,932,299

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2012

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (CONTINUED)
THAILAND (CONTINUED)
		Thailand Government Bond,
THB	325,017	5.25%, 5/12/14	$11,005,407

			103,774,795

UNITED KINGDOM - 0.9%
		Barclays Bank PLC,
AUD	3,200	6.75%, 8/13/12	3,415,150
		Barclays Bank PLC,
AUD	4,200	6.75%, 2/24/14	4,482,152
		Lloyds TSB Bank PLC,
AUD	5,800	7.50%, 10/01/14	6,141,098
		The Royal Bank of Scotland PLC,
AUD	5,000	5.23%, 4/27/12(a)(b)	4,431,699

			18,470,099

UNITED STATES - 0.1%
		General Electric Capital Australia Funding Pty Ltd.,
AUD	1,400	6.00%, 5/15/13	1,503,328

Total Long-Term Investments (cost $2,305,646,286)			2,466,509,393

SHORT-TERM INVESTMENT - 0.9%
UNITED STATES - 0.9%
USD	17,951	Repurchase Agreement, State Street Bank & Trust Co., 0.07% dated 1/31/12, due 2/01/12 in the amount of $17,951,035, (collateralized by $17,750,000 U.S. Treasury Note, 1.750% due 8/15/12; value of $18,038,438 and $280,000 U.S. Treasury Note, 0.750% due 3/31/13; value of $282,800)	17,951,000

Total Short-Term Investment (cost $17,951,000)			17,951,000

Total Investments - 125.9% (cost $2,323,597,286)			2,484,460,393

Liabilities in Excess of Other Assets - (25.9)%			(510,500,212)

Net Assets - 100.0%			$1,973,960,181

AUD - Australian Dollar

CNH - Chinese Yuan Renminbi Offshore

CNY - Chinese Yuan Renminbi

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PHP - Philippine Peso

SGD - Singapore Dollar

THB - Thai Baht

USD - U.S. Dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2012.

(b)	The maturity date presented for these instruments represents the next call/put date.

(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(d)	Denotes a restricted security, see Note 2(c).

(e)	This security is government guaranteed.

(f)	Inflation linked security.

Security Type	Market Value	Percentage of Total Investments
Government bonds	$1,456,156,738	58.6%
Corporate bonds	993,097,397	40.0
Commercial mortgage backed securities	17,255,258	0.7
Short-term investment	17,951,000	0.7

Total investments	$2,484,460,393	100.0%

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2012

At January 31, 2012, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Australian Treasury Bond 6%-3 year	UBS	889	3/15/12	$(426,595)
Australian Treasury Bond 6%-10 year	UBS	(394)	3/15/12	(249,155)
United States Treasury Note 6%-2 year	UBS	(5)	3/30/12	(1,719)
United States Treasury Note 6%-5 year	UBS	23	3/30/12	32,883
United States Treasury Note 6%-10 year	UBS	(20)	3/21/12	(53,437)
United States Treasury Note 6%-30 year	UBS	10	3/21/12	26,250

				$(671,773)

At January 31, 2012, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi Offshore/United States Dollar
05/23/12	Credit Suisse	CNH 23,763,250	USD 3,700,000	$3,762,749	$62,749
05/23/12	Deutsche Bank	CNH 64,352,170	USD 10,100,000	10,189,727	89,727
05/23/12	Goldman Sachs	CNH 74,894,600	USD 11,800,000	11,859,049	59,049
05/23/12	JPMorgan Chase	CNH 133,639,600	USD 20,800,000	21,160,920	360,920
05/23/12	Royal Bank of Canada	CNH 7,609,200	USD 1,200,000	1,204,865	4,865
05/23/12	Standard Chartered Bank	CNH 11,561,650	USD 1,800,000	1,830,708	30,708
05/23/12	UBS	CNH 103,211,450	USD 16,100,000	16,342,829	242,829
08/23/12	Goldman Sachs	CNH 207,422,400	USD 32,820,000	32,794,732	(25,268)
Hong Kong Dollar/United States Dollar
03/07/12	State Street	HKD 48,858,138	USD 6,300,000	6,300,161	161
03/07/12	UBS	HKD 309,389,280	USD 39,800,000	39,895,143	95,143
Indian Rupee/United States Dollar
03/15/12	Goldman Sachs	INR 189,278,000	USD 3,800,000	3,780,858	(19,142)
Indonesian Rupiah/United States Dollar
03/02/12	Deutsche Bank	IDR 257,544,000,000	USD 29,200,000	28,600,111	(599,889)
03/02/12	Standard Chartered Bank	IDR 14,956,000,000	USD 1,700,000	1,660,855	(39,145)
06/05/12	Standard Chartered Bank	IDR 204,296,500,000	USD 23,350,000	22,525,393	(824,607)
06/05/12	UBS	IDR 6,195,000,000	USD 700,000	683,050	(16,950)
09/13/12	Standard Chartered Bank	IDR 43,086,000,000	USD 4,600,000	4,705,957	105,957
09/13/12	UBS	IDR 108,675,000,000	USD 11,500,000	11,869,745	369,745
Philippine Peso/United States Dollar
02/23/12	Credit Suisse	PHP 95,700,000	USD 2,200,000	2,234,757	34,757
02/23/12	HSBC	PHP 139,953,000	USD 3,300,000	3,268,139	(31,861)
02/23/12	State Street	PHP 298,563,000	USD 6,900,000	6,971,951	71,951
Singapore Dollar/United States Dollar
03/21/12	HSBC	SGD 28,599,042	USD 22,130,000	22,737,043	607,043
03/21/12	Royal Bank of Canada	SGD 2,327,310	USD 1,800,000	1,850,277	50,277
03/21/12	UBS	SGD 23,373,820	USD 17,900,000	18,582,845	682,845
South Korean Won/United States Dollar
04/24/12	UBS	KRW 1,714,500,000	USD 1,500,000	1,515,491	15,491

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2012

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Thai Baht/United States Dollar
03/02/12	Deutsche Bank	THB 153,038,400	USD 4,800,000	$4,928,932	$128,932
03/02/12	State Street	THB 52,785,000	USD 1,700,000	1,700,055	55

				$282,956,342	$1,456,342

Sale Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Chinese Yuan Renminbi
05/23/12	Royal Bank of Canada	USD 3,400,000	CNY 21,741,300	$3,455,842	$(55,842)
08/23/12	JPMorgan Chase	USD 2,800,000	CNY 17,700,200	2,816,384	(16,384)
United States Dollar/Chinese Yuan Renminbi Offshore
05/23/12	Deutsche Bank	USD 900,000	CNH 5,797,620	918,014	(18,014)
05/23/12	JPMorgan Chase	USD 9,450,000	CNH 59,894,100	9,483,822	(33,822)
05/23/12	Standard Chartered Bank	USD 10,900,000	CNH 69,679,900	11,033,337	(133,337)
05/23/12	UBS	USD 4,700,000	CNH 29,760,950	4,712,444	(12,444)
United States Dollar/Hong Kong Dollar
03/07/12	Standard Chartered Bank	USD 12,400,000	HKD 96,262,440	12,412,854	(12,854)
03/07/12	State Street	USD 32,000,000	HKD 248,576,000	32,053,389	(53,389)
United States Dollar/Indian Rupee
03/15/12	Goldman Sachs	USD 4,400,000	INR 239,184,000	4,777,738	(377,738)
03/15/12	HSBC	USD 21,270,000	INR 1,105,056,470	22,073,675	(803,675)
03/15/12	Standard Chartered Bank	USD 1,500,000	INR 76,965,000	1,537,388	(37,388)
03/15/12	State Street	USD 8,700,000	INR 467,364,000	9,335,669	(635,669)
03/15/12	UBS	USD 5,300,000	INR 285,299,000	5,698,892	(398,892)
United States Dollar/Indonesian Rupiah
03/02/12	Standard Chartered Bank	USD 1,600,000	IDR 14,360,000,000	1,594,670	5,330
03/02/12	UBS	USD 1,800,000	IDR 15,786,000,000	1,753,026	46,974
06/05/12	UBS	USD 21,950,000	IDR 205,517,000,000	22,659,963	(709,963)
United States Dollar/Malaysian Ringgit
03/29/12	Credit Suisse	USD 26,990,000	MYR 85,126,460	27,889,189	(899,189)
06/28/12	UBS	USD 2,950,000	MYR 9,030,983	2,948,290	1,710
United States Dollar/Philippine Peso
02/23/12	Goldman Sachs	USD 12,820,000	PHP 549,603,880	12,834,180	(14,180)
United States Dollar/Singapore Dollar
03/21/12	Standard Chartered Bank	USD 3,300,000	SGD 4,271,850	3,396,241	(96,241)
United States Dollar/South Korean Won
04/24/12	State Street	USD 38,380,000	KRW 43,988,856,000	38,882,884	(502,884)
United States Dollar/Thai Baht
03/02/12	Royal Bank of Canada	USD 55,000,000	THB 1,728,362,000	55,665,625	(665,625)

				$287,933,516	$(5,423,516)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2012

At January 31, 2012, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Depreciation
USD	300,000,000	10/31/14	Deutsche Bank	Receive	3-month LIBOR Index	0.82%	$(2,697,979)
USD	60,000,000	08/19/16	UBS	Receive	3-month LIBOR Index	1.20%	(1,110,566)
USD	240,000,000	10/31/16	Barclays Bank PLC	Receive	3-month LIBOR Index	1.42%	(6,385,372)

							$(10,193,917)

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio Composition (unaudited)

Quality of Investments

As of January 31, 2012, 68.4% of the Registrant’s total investments were invested in securities where either the issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Registrant’s portfolio as of January 31, 2012.

Date	AAA/Aaa %	AA/Aa %	A %	BBB/Baa %	BB/Ba* %	B* %
January 31, 2012	36.9	9.0	22.5	14.1	16.7	0.8
October 31, 2011	33.7	12.1	22.3	12.4	18.5	1.0
January 31, 2011	28.6	13.6	24.1	12.2	20.0	1.5

*	Below investment grade

Geographic Composition

The table below shows the geographical composition (i.e., with U.S. Dollar denominated bonds issued by foreign issuers allocated into country of issuance) of the Fund’s total investments as of January 31, 2012, compared with the previous three and twelve months:

Date	Australia %	Asia (including NZ) %	Europe %	United States %	Canada %
January 31, 2012	42.7	52.8	3.6	0.8	0.1
October 31, 2011	41.2	52.1	3.3	3.3	0.1
January 31, 2011	42.4	53.1	2.5	1.9	0.1

Currency Composition

The table below shows the currency composition of the Fund’s total investments as of January 31, 2012, compared with the previous three and twelve months:

Date	Australian Dollar %	Asian Currencies (including NZ dollar) %	US Dollar* %
January 31, 2012	46.4	20.0	33.6
October 31, 2011	44.6	19.4	36.0
January 31, 2011	45.6	19.1	35.3

*	Includes U.S. Dollar denominated bonds issued by foreign issuers: 33.4% of the Fund’s total investments on January 31, 2012, 35.9% of the Fund’s total investments on October 31, 2011, and 35.2% of the Fund’s total investments on January 31, 2011.

Maturity Composition

As of January 31, 2012, the average maturity of the Fund’s total investments was 7.1 years, compared with 7.1 years at January 31, 2011 and 6.9 years at October 31, 2011. The following table shows the maturity composition of the Fund’s investments as of January 31, 2012, compared with the previous three and twelve months:

Date	Under 3 Years %	3 to 5 Years %	5 to 10 Years %	10 Years & Over %
January 31, 2012	22.8	28.1	31.6	17.5
October 31, 2011	24.8	21.5	36.6	17.1
January 31, 2011	24.4	21.6	37.9	16.1

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2012

(a) Security Valuation:

Securities for which market quotations are readily available are valued at current market value as of the “Valuation Time.” The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Equity securities are valued at the last quoted sale price. If there is no sale price available, the last quoted mean price provided by an independent pricing service approved by the Board of Directors (the “Board”) is used. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange on which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded or by application of a valuation factor by an independent pricing service to the last sales price as further discussed below. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities of sufficient credit quality, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s Investment Adviser or designee, are valued at fair value under procedures approved by the Board. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

For the period ended January 31, 2012, there have been no significant changes to the valuation procedures approved by the Board.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally, equity securities valued at the last quoted sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade are categorized as Level 1 securities. Securities valued at fair value by applying a valuation factor are generally categorized as Level 2. Generally, debt and other fixed-income securities are categorized as Level 2. For derivative instruments, exchange-traded derivatives, i.e., future contracts, are generally categorized as Level 1 and over-the-counter derivative instruments, i.e., forward contracts and swap contracts, are generally categorized as Level 2. The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

Assets	Level 1*	Level 2*	Level 3
Fixed Income Investments
Government Bonds	$—	$1,456,156,738	$—
Corporate Bonds	—	993,097,397	—
Commercial Mortgage Backed Securities	—	17,255,258	—

Total Fixed Income Investments	—	2,466,509,393	—
Short-Term Investments	—	17,951,000	—

Total Investments	$—	$2,484,460,393	$—

Other Financial Instruments
Futures Contracts	$59,133	$—	$—
Forward Foreign Currency Exchange Contracts	—	3,067,218	—

Total Other Financial Instruments	59,133	3,067,218	—

Total Assets	$59,133	$2,487,527,611	$—

Liabilities
Other Financial Instruments
Interest Rate Swap Agreements	$—	$(10,193,917)	$—
Futures Contracts	(730,906)	—	—
Forward Foreign Currency Exchange Contracts	—	(7,034,392)	—

Total Liabilities – Other Financial Instruments	$(730,906)	$(17,228,309)	$—

*	For the period ended January 31, 2012, there were no significant transfers in or out of Level 1 and Level 2 fair value measurements.

For further information, please refer to the Portfolio of Investments.

For the period ended January 31, 2012, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $17,951,000 as of January 31, 2012.

(c) Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration with the U.S. Securities and Exchange Commission pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A Securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

(d) Foreign Currency Translation:

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the current daily rates of exchange; and

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to the fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2012

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign exchange gain/(loss) shown in the composition of net assets represents foreign exchange gain/(loss) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(e) Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage both currency and interest rate risk for global debt securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts:

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. Forward contracts are used to manage the Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. Their use allows the separation of decision making between markets and currencies. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forwards prices are received daily from an independent pricing provider. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Futures Contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s net asset value (“NAV”) after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain or (loss) equal to the variation margin is recognized on a daily basis. When the contract expires or is closed the gain/(loss) is realized and is presented in the Statement of Operations as a net realized gain/(loss) on futures contracts. Futures contracts are valued daily at their last quoted sale price on the exchange on which they are traded.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2012

Swaps:

The Fund entered into interest rate swaps in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return, as a tool to hedge the leverage and also manage the local interest rate exposure of the Fund. The Fund entered into interest rate swaps as a tool to hedge the leverage. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. The Fund records unrealized gains/(losses) on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains/(losses). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains/(losses) from terminated swaps are included in net realized gains/(losses) on swap contracts transactions.

The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Fund and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

(f) Credit-Linked Notes:

The Fund invests in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933, as amended. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

(g) Security Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

(h) Distributions:

It is the Fund’s current policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions if necessary, on a monthly basis. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2012

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

(i) Federal Income Taxes:

At January 31, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$2,412,279,505	$90,455,602	$(18,274,714)	$72,180,888

(j) Earnings Credits:

The Fund’s custodial arrangements include a provision to reduce its custodial fees by the amount of earnings credits recognized on cash deposits in demand deposit accounts.

(k) Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the report was issued. Based on this evaluation, no disclosures and/or adjustments were required to be made to the report as of January 31, 2012.

Effective March 1, 2012, Aberdeen PLC is merging a number of its companies (the “Merging Companies”), including AAMISL, into Aberdeen Asset Managers Limited (“AAML”). The merger will be achieved by transferring all the assets and liabilities of the Merging Companies to AAML, a Scottish company that is authorized and regulated in the UK by the Financial Services Authority and acts as the Group’s main operating company in the United Kingdom. AAML will continue to conduct the businesses of the Merging Companies as their successor and will have all necessary regulatory licenses, authorizations and permissions in order to carry on the business of the Merging Companies, including registration with the U.S. Securities and Exchange Commission. There will be no change to the portfolio management team or the level or nature of the services provided to the Fund and the same resources available to AAMISL for the management and compliance oversight of the Fund will be available to AAML. Counsel to the Fund has provided a legal opinion confirming that the transaction will not be deemed an assignment under the U.S. Investment Company Act of 1940, as amended.

The Fund declared distributions of $0.035 per share payable on April 13, 2012 and May 11, 2012 to shareholders of record as of March 30, 2012 and April 30, 2012, respectively.

Aberdeen Asia-Pacific Income Fund, Inc.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard
President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 28, 2012

By:	/s/ Andrea Melia
Andrea Melia,
Treasurer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 28, 2012